Fair Value (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value
Schedule of quantitative information associated with the fair value measurement of the Company's Level 3 inputs, the date in which the Redeemable convertible Series E preferred forward contract liability was settled

The following table provides quantitative information associated with the fair value measurement of the Company’s Level 3 inputs as of September 10, 2020, the date in which the Redeemable convertible Series E preferred forward contract liability was settled:

	Fair Value as of
	September 10,	Valuation	Unobservable Input
	2020	Technique	Description	Input
Redeemable convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of redeemable convertible Series E preferred stock	$9.17

Schedule of changes in Level 3 liabilities measured at fair value

The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2020:

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of September 30, 2020	$—